UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ROCKY PEAK SMALL CAP VALUE FUND

SEMI-ANNUAL REPORT
September 30, 2013

ROCKY PEAK SMALL CAP VALUE FUND (Unaudited)

                                     ROCKY PEAK SMALL CAP VALUE FUND
                                   by Sectors (as a percentage of Net Assets)

         * Net Cash represents cash equivalents and other assets in excess of liabilities.

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS (%) AS OF SEPTEMBER 30, 2013.

		Since
	1 Year(A)	Inception(A)
Rocky Peak Small Cap Value Fund	10.12%	6.30%
S&P 500® Index (B)	19.34%	15.12%
Russell 2000® Value Index(C)	27.04%	19.25%

Annual Fund Operating Expense Ratio (from Prospectus dated 8/1/13): 1.50%

The Fund’s expense ratio for the period ended September 30, 2013 can be found in the financial highlights included in this report.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Rocky Peak Small Cap Value Fund was April 2, 2012.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund’s performance reflects the deduction of fees for those services. Investors cannot invest directly in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-505-0865. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2013 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Rocky Peak Capital Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.rockypeakfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-505-0865). This information is also available on the SEC’s website at http://www.sec.gov.

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2013 to
	April 1, 2013	September 30, 2013	September 30, 2013

Actual	$1,000.00	$982.84	$7.36

Hypothetical**	$1,000.00	$1,017.65	$7.49
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one- half year period).

2013 Semi-Annual Report 2

Rocky Peak Small Cap Value Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft
2,310	CPI Aerostructures, Inc. *	$26,773	2.30%
Commercial Printing
1,305	R.R. Donnelley & Sons Company	20,593	1.77%
Crude Petroleum & Natural Gas
1,585	Bill Barrett Corporation *	39,799
6,825	Callon Petroleum Company *	37,333
870	Panhandle Oil and Gas Inc. Class A	24,604
		101,736	8.73%
Deep Sea Foreign Transportation of Freight
8,900	Global Ship Lease, Inc. Class A * (United Kingdom)	46,102	3.96%
Electronic Components & Accessories
2,915	AVX Corporation	38,274	3.28%
Engines & Turbines
1,720	Briggs & Stratton Corporation	34,606	2.97%
Fabricated Structural Metal Products
1,015	Harsco Corporation	25,273	2.17%
Gold and Silver Ores
12,600	Allied Nevada Gold Corp. *	52,668
15,400	AuRico Gold Inc. * (Canada)	58,674
		111,342	9.56%
Household Audio & Video Equipment
4,450	Skullcandy, Inc. *	27,568	2.37%
Insurance Carriers, NEC
4,670	Hallmark Financial Services, Inc. *	41,423	3.55%
Investment Advice
860	Federated Investors, Inc.	23,358	2.00%
Life Insurance
1,240	Symetra Financial Corporation	22,097	1.90%
Motor Vehicle Parts & Accessories
6,700	LoJack Corporation *	21,440	1.84%
Photographic Equipment & Supplies
4,950	Avid Technology, Inc. *	29,700	2.55%
Printed Circuit Boards
8,675	IEC Electronics Corp. *	31,837	2.73%
Retail - Radio, TV & Consumer Electronics Stores
6,115	RadioShack Corporation	20,852	1.79%
Retail - Variety Stores
850	Big Lots, Inc. *	31,527	2.71%
Security Brokers, Dealers & Flotation Companies
2,375	INTL FCStone Inc. *	48,569	4.17%
Services - Advertising Agencies
600	ValueClick, Inc. *	12,516	1.07%
Services - Computer Integrated Systems Design
1,225	ManTech International Corporation Class A	35,231	3.02%
Services - Direct Mail Advertising Services
2,025	Harte-Hanks, Inc.	17,881	1.53%
Services - Educational Services
3,950	Lincoln Educational Services Corporation	18,210
43	The Washington Post Company Class B	26,288
		44,498	3.82%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 3

Rocky Peak Small Cap Value Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Engineering Services
600	Tetra Tech, Inc. *	$15,534	1.33%
Services - Miscellaneous Equipment Rental & Leasing
3,700	Essex Rental Corp. *	12,617	1.08%
Services - Personal Services
800	Outerwall Inc. *	40,024	3.43%
Sporting & Athletic Goods, NEC
4,150	Callaway Golf Company	29,548	2.54%
Telephone & Telegraph Apparatus
10,875	Westell Technologies, Inc. Class A *	36,431	3.13%
Truck & Bus Bodies
1,865	Miller Industries, Inc.	31,668	2.72%
Wholesale - Electronic Parts & Equipment, NEC
3,355	Richardson Electronics, Ltd.	38,146	3.27%
Women's, Misses', & Juniors Outerwear
1,950	Cherokee Inc.	25,369	2.18%
Total for Common Stocks (Cost $951,824)		1,042,533	89.47%
REAL ESTATE INVESTMENT FUNDS
725	Potlatch Corporation	28,768	2.47%
	(Cost $25,974)
MONEY MARKET FUNDS
90,067	Fidelity Governmental Fund 57 0.01% **	90,067	7.73%
	(Cost $90,067)
Total Investment Securities		1,161,368	99.67%
	(Cost $1,067,865)
Other Assets In Excess of Liabilities		3,861	0.33%
Net Assets		$1,165,229	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at September 30, 2013.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 4

Rocky Peak Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2013

Assets:
Investment Securities at Fair Value	$1,161,368
(Cost $1,067,865)
Receivable for:
Dividends and Interest	207
Investments Sold	10,950
Total Assets	1,172,525
Liabilities:
Payable for Investments Purchased	5,830
Management Fees Payable	990
Service Fees Payable	476
Total Liabilities	7,296
Net Assets	$1,165,229

Net Assets Consist of:
Paid In Capital	$1,141,023
Accumulated Undistributed Net Investment Income/(Loss)	(1,702)
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	(67,595)
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	93,503
Net Assets, for 107,089 Shares Outstanding	$1,165,229
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,165,229/107,089 shares)	$10.88
Redemption Price ($10.88 x 0.98) (Note 2)	$10.66

Statement of Operations (Unaudited)
For the six month period ended September 30, 2013

Investment Income:
Dividends	$14,285
Interest	9
Total Investment Income	14,294
Expenses:
Management Fees (Note 4)	11,141
Service Fees (Note 4)	5,347
Total Expenses	16,488

Net Investment Income/(Loss)	(2,194)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	(135,992)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(14,974)
Net Realized and Unrealized Gain/(Loss) on Investments	(150,966)

Net Increase/(Decrease) in Net Assets from Operations	$(153,160)

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 5

Rocky Peak Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2013	4/2/2012*
	to	to
	9/30/2013	3/31/2013
From Operations:
Net Investment Income/(Loss)	$(2,194)	$4,831
Net Realized Gain/(Loss) on Investments	(135,992)	68,397
Change in Net Unrealized Appreciation/(Depreciation)	(14,974)	108,477
Increase/(Decrease) in Net Assets from Operations	(153,160)	181,705
From Distributions to Shareholders:
Net Investment Income	-	(4,339)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(4,339)
From Capital Share Transactions:
Proceeds From Sale of Shares	394,595	3,202,058
Proceeds From Redemption Fees (Note 2)	4,149	219
Shares Issued on Reinvestment of Dividends	-	3,948
Cost of Shares Redeemed	(2,370,739)	(93,207)
Net Increase/(Decrease) from Shareholder Activity	(1,971,995)	3,113,018
Net Increase/(Decrease) in Net Assets	(2,125,155)	3,290,384
Net Assets at Beginning of Period	3,290,384	-
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of ($1,702) and $492, respectively)	$1,165,229	$3,290,384
Share Transactions:
Issued	36,905	305,475
Reinvested	-	392
Redeemed	(227,022)	(8,661)
Net Increase in Shares	(190,117)	297,206
Shares Outstanding Beginning of Period	297,206	-
Shares Outstanding End of Period	107,089	297,206

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2013	4/2/2012*
	to	to
	9/30/2013	3/31/2013
Net Asset Value -
Beginning of Period	$11.07	$10.00
Net Investment Income/(Loss) (a)	(0.01)	0.06
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	(0.20)	1.08
Total from Investment Operations	(0.21)	1.14
Distributions (From Net Investment Income)	-	(0.07)
Distributions (From Realized Capital Gains)	-	-
Total Distributions	-	(0.07)
Proceeds from Redemption Fee (Note 2)	0.02	- (d)
Net Asset Value -
End of Period	$10.88	$11.07
Total Return (c)	(1.72)% **	11.48% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,165	$3,290
Ratio of Expenses to Average Net Assets	1.48% ***	1.48% ***
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.20)% ***	0.57% ***
Portfolio Turnover Rate	50.56% **	77.72% **

* Commencement of Operations. ** Not Annualized. *** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(d) Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

2013 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS
ROCKY PEAK SMALL CAP VALUE FUND
September 30, 2013
(Unaudited)

1.) ORGANIZATION:
Rocky Peak Small Cap Value Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on March 9, 2012. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2013, there were nine series authorized by the Trust. The Fund commenced operations on April 2, 2012. The investment advisor to the Fund is Rocky Peak Capital Management, LLC (the “Advisor”). The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 and 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended September 30, 2013, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended September 30, 2013, proceeds from redemption fees amounted to $4,149.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

2013 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS:
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including common stocks and real estate investment funds). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

2013 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,042,533	$0	$0	$1,042,533
Real Estate Investment Funds	28,768	0	0	28,768
Money Market Funds	90,067	0	0	90,067
Total	$1,161,368	$0	$0	$1,161,368

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended September 30, 2013. There were no transfers into or out of the levels during the six month period ended September 30, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2013.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the Services Agreement the Advisor receives an additional fee of 0.48% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

For the six month period ended September 30, 2013, the Advisor earned management fees totaling $11,141 and service fees totaling $5,347. As a result of the advisory fees and services fees, as of September 30, 2013, the Fund owed the Advisor $990 in advisory fees and $476 in services fees.

5.) RELATED PARTY TRANSACTIONS:
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Fund were each paid a total of $500 in Trustee fees plus travel and related expenses for the six month period ended September 30, 2013 for the Fund. Under the Services Agreement, the Advisor pays these fees.

2013 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at September 30, 2013 was $1,141,023 representing 107,089 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $998,205 and $2,872,150, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at September 30, 2013 was $1,067,865. At September 30, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$164,460	($70,957)	$93,503

As of September 30, 2013, there were no differences between book basis and tax basis unrealized appreciation.

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, Tom Kerr and family located at 3935 Poppyseed Place, Calabasas, California, beneficially held, in aggregate, 25.11% of the Fund and therefore may be deemed to control the Fund. Tom Kerr is the control person of the Advisor. Also, Ameritrade Inc. located in Omaha, Nebraska, beneficially held, in aggregate, for the benefit of others, 48.03% of the Fund and therefore may be deemed to control the Fund. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid during the six month period ended September 30, 2013.

The tax character of distributions was as follows:

Distributions paid from:

	Six Month Period Ended	Period April 2, 2012
	September 30, 2013	through March 31, 2013
Ordinary Income .	$ -0-	$4,339
Long-Term Capital Gain	-0-	-0-
	$ -0-	$4,339

2013 Semi-Annual Report 10

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence

Investment Advisor
Rocky Peak Capital Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Rocky
Peak Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ROCKY PEAK SMALL CAP VALUE FUND
3935 Poppyseed Place
Calabasas, California 91302

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/27/13

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 11/27/13